RECEIVABLES - Summary of Financing Receivables (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 16,537	$ 15,376
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	10,255	9,955
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	6,249	5,373
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivables, net	$ 33	$ 48